Leases (Details) - Schedule of Supplemental Cash Flow Information Related to Leases - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Supplemental Cash Flow Information Related to Leases [Abstract]
Cash payments and expenses related to operating leases	$ (451)	$ (370)
Operating lease right-of-use assets and liabilities, net	$ 2	$ (84)